CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 19c):
Products	$ 30,402	$ 31,140	$ 25,415
Services	54,430	54,778	48,448
Total revenues	84,832	85,918	73,863
Cost of revenues:
Products	17,988	18,283	14,175
Services	38,573	37,249	31,264
Amortization and impairment of intangible assets (Note 1b)	181	1,498	978
Total cost of revenues	56,742	57,030	46,417
Gross profit (loss)	28,090	28,888	27,446
Operating expenses:
Research and development	2,716	3,082	2,532
Selling and marketing	9,067	8,932	7,441
General and administrative	9,232	11,450	9,062
Amortization of intangible assets	1,987	1,821	1,774
Impairment of goodwill and intangible asset		6,216
Total operating expenses	23,002	31,501	20,809
Operating income (loss)	5,088	(2,613)	6,637
Financial expenses, net (Note 20a)	(1,628)	(1,779)	(1,976)
Other expenses, net (Note 20b)	(5)	(77)	(21)
Income (loss) before taxes on income	3,455	(4,469)	4,640
Taxes on income (Note 17)	861	2,383	1,524
Income (loss) after taxes on income	2,594	(6,852)	3,116
Equity in losses (gains) of affiliate	(38)	1,634	1,158
Income from continuing operations	2,632	(8,486)	1,958
Loss from discontinued operations, net	995
Net income (loss)	1,637	(8,486)	1,958
Other comprehensive income (loss):
Currency translation adjustments of foreign operations	299	(2,605)	2,128
Realized losses on derivatives designated as cash flow hedges	224	(219)	29
Unrealized losses on derivatives designated as cash flow hedges	14	(162)	124
Total comprehensive income (loss)	2,174	(11,472)	4,239
Profit (loss) from continuing operations attributable to:
Equity holders of the parent	1,833	(8,527)	1,130
Net income attributable to Non controlling interest	799	41	828
Profit from continuing operations	2,632	(8,486)	1,958
Loss from discontinued operations attributable to:
Equity holders of the parent	630
Non-controlling interests	365
Profit from discontinued operations, net	995
Total comprehensive income (loss) attributable to:
Equity holders of the parent	1,493	(10,982)	2,881
Non-controlling interests	681	(490)	1,358
Total comprehensive income (loss)	$ 2,174	$ (11,472)	$ 4,239
Earnings (loss) per share attributable to Pointer Telocation Ltd's shareholders (Note 16):
Basic net earnings (loss) per share	$ 0.35	$ (1.78)	$ 0.24
Diluted net earnings (loss) per share	$ 0.35	$ (1.79)	$ 0.22